Vessel Revenue and Voyage Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Vessel Revenue and Voyage Expenses [Abstract]
Income Derived from Time Charters
The following table presents the Company’s income statement figures derived from time charters for the six-month periods ended June 30, 2023 and 2022:

	June 30,
	2023	2022
Vessel revenues from time charters, net of commissions	45,030	62,513
Total	45,030	62,513

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2023 and 2022 were:

Customer	2023	2022
A	26%	20%
B	26%	16%
C	18%	20%
D	14%	14%
Total	84%	70%

Voyage Expenses from Time Charters
The following table presents the Company’s income statement figures derived from time charters for the six-month periods ended June 30, 2023 and 2022:

	June 30,
	2023	2022
Voyage expenses from time charters, net of commissions	(1,308)	(2,646)
Total	(1,308)	(2,646)